Schedule of Variable Interest Entities, Assets and Liabilities (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Assets And Liabilities 1		21,465
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Assets And Liabilities 2		56,551
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Assets And Liabilities 3	9,077
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Assets And Liabilities 4		25,364
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Assets And Liabilities 5		42,799
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Assets And Liabilities 6	6,870
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Assets And Liabilities 7		46,829
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Assets And Liabilities 8		99,350
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Assets And Liabilities 9	15,947
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Assets And Liabilities 10		2,457
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Assets And Liabilities 11		5,800
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Assets And Liabilities 12	931
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Assets And Liabilities 13		2,457
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Assets And Liabilities 14		5,800
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Assets And Liabilities 15	$ 931